13F-HR
<SEQUENCE>1
<FILENAME>armb09302006.txt
13F-HR - armb09302006.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              November 2, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  110,208
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                            FORM 13F INFORMATION TABLE
                                            Alaska Retirement Management Board
                                            September 30, 2006

COLUMN 1                     COLUMN 2       COLUMN 3    COLUMN 4COLUMN 5            COLUMN 6  COLUMN 7 COLUMN 8

                             TITLE                      VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP       (x$1000)PRN AMT  PRN  CALL  DSCRETN   MGRS     SOLE     SHARED  NONE
--------------
AMB PROPERTY CORP            COM            00163T 10 9    1,367   24,800 SH        SOLE                  24,800
AMERICAN CAMPUS CMNTYS INC   COM            024835 10 0    1,153   45,200 SH        SOLE                  45,200
APARTMENT INVT & MGMT CO     CL A           03748R 10 1    2,699   49,600 SH        SOLE                  49,600
ARCHSTONE SMITH TR           COM            039583 10 9    4,529   83,200 SH        SOLE                  83,200
AVALONBAY CMNTYS INC         COM            053484 10 1    3,708   30,800 SH        SOLE                  30,800
BRE PROPERTIES INC           CL A           05564E 10 6    1,917   32,100 SH        SOLE                  32,100
BOSTON PROPERTIES INC        COM            101121 10 1    3,493   33,800 SH        SOLE                  33,800
BRANDYWINE RLTY TR           SH BEN INT NEW 105368 20 3    1,868   57,400 SH        SOLE                  57,400
CBL & ASSOC PPTYS INC        COM            124830 10 0    1,819   43,400 SH        SOLE                  43,400
CAMDEN PPTY TR               SH BEN INT     133131 10 2    2,235   29,400 SH        SOLE                  29,400
COLONIAL PPTYS TR            COM SH BEN INT 195872 10 6    1,731   36,200 SH        SOLE                  36,200
CRESCENT REAL ESTATE EQUITIE COM            225756 10 5    1,716   78,700 SH        SOLE                  78,700
DEVELOPERS DIVERSIFIED RLTY  COM            251591 10 3    1,751   31,400 SH        SOLE                  31,400
DUKE REALTY CORP             COM NEW        264411 50 5    1,546   41,400 SH        SOLE                  41,400
EQUITY LIFESTYLE PPTYS INC   COM            29472R 10 8    1,275   27,900 SH        SOLE                  27,900
EQUITY OFFICE PROPERTIES TRU COM            294741 10 3    5,341  134,330 SH        SOLE                 134,330
EQUITY RESIDENTIAL           SH BEN INT     29476L 10 7    4,421   87,400 SH        SOLE                  87,400
ESSEX PPTY TR INC            COM            297178 10 5    1,833   15,100 SH        SOLE                  15,100
FEDERAL REALTY INVT TR       SH BEN INT NEW 313747 20 6    2,155   29,000 SH        SOLE                  29,000
GENERAL GROWTH PPTYS INC     COM            370021 10 7    4,350   91,300 SH        SOLE                  91,300
HRPT PPTYS TR                COM SH BEN INT 40426W 10 1    1,723  144,200 SH        SOLE                 144,200
HOST HOTELS & RESORTS INC    COM            44107P 10 4    3,540  154,400 SH        SOLE                 154,400
KILROY RLTY CORP             COM            49427F 10 8    1,695   22,500 SH        SOLE                  22,500
KIMCO REALTY CORP            COM            49446R 10 9    3,095   72,200 SH        SOLE                  72,200
LIBERTY PPTY TR              SH BEN INT     531172 10 4    2,289   47,900 SH        SOLE                  47,900
MACERICH CO                  COM            554382 10 1    2,604   34,100 SH        SOLE                  34,100
MACK CALI RLTY CORP          COM            554489 10 4    2,020   39,000 SH        SOLE                  39,000
MAGUIRE PPTYS INC            COM            559775 10 1    1,678   41,200 SH        SOLE                  41,200
PENNSYLVANIA RL ESTATE INVT  SH BEN INT     709102 10 7    1,430   33,600 SH        SOLE                  33,600
PLUM CREEK TIMBER CO INC     COM            729251 10 8    1,814   53,300 SH        SOLE                  53,300
POST PPTYS INC               COM            737464 10 7    1,568   33,000 SH        SOLE                  33,000
PROLOGIS                     SH BEN INT     743410 10 2    4,194   73,500 SH        SOLE                  73,500
PUBLIC STORAGE INC           COM            74460D 10 9    4,308   50,100 SH        SOLE                  50,100
REGENCY CTRS CORP            COM            758849 10 3    2,475   36,000 SH        SOLE                  36,000
SIMON PPTY GROUP INC NEW     COM            828806 10 9    7,068   78,000 SH        SOLE                  78,000
SL GREEN RLTY CORP           COM            78440X 10 1    2,547   22,800 SH        SOLE                  22,800
TANGER FACTORY OUTLET CTRS I COM            875465 10 6    1,343   37,700 SH        SOLE                  37,700
TAUBMAN CTRS INC             COM            876664 10 3    1,737   39,100 SH        SOLE                  39,100
UNITED DOMINION REALTY TR IN COM            910197 10 2    2,419   80,100 SH        SOLE                  80,100
U STORE IT TR                COM            91274F 10 4    1,455   67,800 SH        SOLE                  67,800
VORNADO RLTY TR              SH BEN INT     929042 10 9    4,513   41,400 SH        SOLE                  41,400
WASHINGTON REAL ESTATE INVT  SH BEN INT     939653 10 1    1,596   40,100 SH        SOLE                  40,100
WEINGARTEN RLTY INVS         SH BEN INT     948741 10 3    2,190   50,900 SH        SOLE                  50,900